American Century World Mutual Funds, Inc. Prospectus Supplement Emerging Markets Small Cap Fund
Supplement dated August 1, 2020 ■ Prospectus dated April 1, 2020
The following replaces the Annual Fund Operating Expenses table on page 2 of the prospectus:

Shareholder Fees (fees paid directly from your investment)
	Investor	I	A	C	R	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None	None	None¹	1.00%	None	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	I	A	C	R	R6
Management Fee[2]	1.39%	1.19%	1.39%	1.39%	1.39%	1.04%
Distribution and Service (12b-1) Fees	None	None	0.25%	1.00%	0.50%	None
Other Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.40%	1.20%	1.65%	2.40%	1.90%	1.05%
1 Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of purchase.

[2]	The management fee has been restated to reflect the decrease in the management fee schedule effective August 1, 2020.

The following replaces the Example section on page 2 of the prospectus.
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$143	$444	$767	$1,679
I Class	$123	$382	$660	$1,454
A Class	$733	$1,066	$1,421	$2,415
C Class	$244	$750	$1,281	$2,732
R Class	$193	$598	$1,027	$2,219
R6 Class	$107	$335	$580	$1,282

The following replaces the first paragraph of the Purchase and Sale of Fund Shares section on page 5 of the prospectus.

As of the close of business on October 30, 2020, the fund is generally closed to new investors other than those who (i) invest directly with American Century (where American Century is listed as the dealer of record); (ii) invest through certain financial intermediaries selected by American Century; or (iii) otherwise qualify for an exemption under American Century’s closed fund policy.
You may purchase or redeem shares of the fund on any business day through our website at americancentury.com, in person (at one of our Investor Centers), by mail (American Century Investments, P.O. Box 419200, Kansas City, MO 64141-6200), by telephone at 1-800-345-2021 (Investor Services Representative) or 1-800-345-3533 (Business, Not-For-Profit and Employer-Sponsored Retirement Plans), or through a financial intermediary. Shares may be purchased and redemption proceeds received by electronic bank transfer, by check or by wire.

The following is added as the first paragraph of the Additional Policies Affecting Your Investment section on page 19 of the prospectus.

Closed Fund Policies
As of the close of business on October 30, 2020, the fund will be generally closed to new investors other than those who invest (i) directly with American Century (where American Century is listed as the dealer of record); (ii) through certain financial intermediaries selected by American Century; or (iii) who meet any of the following criteria:
• financial intermediaries, who trade using omnibus by fund accounts and have received prior approval from the fund, may permit additional investments in the following product types: broker-dealer sponsored fee-based wrap discretionary asset allocation model portfolio products, bank/wealth management discretionary model portfolio products, employer-sponsored retirement plan non-open architecture products, and insurance contracts, provided the fund had been established (or was in the process of being established) as an investment option in the plan or product prior to the fund’s closing.
• participants in employer-sponsored retirement plans. In addition, participants in employer-sponsored retirement plans who hold a position in the fund will be permitted to open an IRA Rollover account.
• certain funds of funds and 529 college savings plans advised by American Century Investments.
• members of the fund’s portfolio management team.
Shareholders who have open accounts may make additional investments and reinvest dividends and capital gains as long as they own shares of the fund.
Financial intermediaries may not allow new investors in the fund or add new investors to existing omnibus accounts, other than as specifically provided above. If you are a current fund shareholder and close an existing fund account, you will not be able to make additional investments in the fund unless you meet one of the specified criteria.
Investors may be required to demonstrate eligibility to purchase shares of the fund before an investment is accepted. The fund reserves the right, when in the judgment of American Century Investments it is not adverse to the fund’s interest, to permit all or only certain types of investors to open new accounts in the fund, to impose further restrictions, or to close the fund to any additional investments, all without notice.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SPL-96386 2008

American Century World Mutual Funds, Inc. Prospectus Supplement Focused International Growth Fund
Supplement dated August 1, 2020 ■ Prospectus dated April 1, 2020
The following replaces the Annual Fund Operating Expenses table on page 2 of the prospectus:

Shareholder Fees (fees paid directly from your investment)
	Investor	I	A	C	R	R6	G
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None	None	None¹	1.00%	None	None	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	I	A	C	R	R6	G
Management Fee[2]	1.09%	0.89%	1.09%	1.09%	1.09%	0.74%	0.74%
Distribution and Service (12b-1) Fees	None	None	0.25%	1.00%	0.50%	None	None
Other Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.10%	0.90%	1.35%	2.10%	1.60%	0.75%	0.75%
Fee Waiver	None	None	None	None	None	None	0.74%³
Total Annual Fund Operating Expenses After Fee Waiver	1.10%	0.90%	1.35%	2.10%	1.60%	0.75%	0.01%

[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

[2]	The management fee has been restated to reflect the decrease in the management fee schedule effective August 1, 2020.

[3]
The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The following replaces the Example section on page 2 of the prospectus.
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$112	$350	$607	$1,340
I Class	$92	$287	$499	$1,108
A Class	$705	$979	$1,273	$2,105
C Class	$214	$659	$1,130	$2,428
R Class	$163	$506	$872	$1,899
R6 Class	$77	$240	$417	$931
G Class	$1	$3	$6	$13

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SPL-96387 2008

American Century World Mutual Funds, Inc. Prospectus Supplement Global Small Cap Fund
Supplement dated August 1, 2020 ■ Prospectus dated April 1, 2020
The following replaces the Annual Fund Operating Expenses table on page 2 of the prospectus:

Shareholder Fees (fees paid directly from your investment)
	Investor	I	A	C	R	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None	None	None¹	1.00%	None	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	I	A	C	R	R6
Management Fee[2]	1.10%	0.90%	1.10%	1.10%	1.10%	0.75%
Distribution and Service (12b-1) Fees	None	None	0.25%	1.00%	0.50%	None
Other Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.11%	0.91%	1.36%	2.11%	1.61%	0.76%

[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

[2]	The management fee has been restated to reflect the decrease in the management fee schedule effective August 1, 2020.

The following replaces the Example section on page 2 of the prospectus.
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$113	$353	$612	$1,351
I Class	$93	$291	$504	$1,120
A Class	$706	$982	$1,278	$2,115
C Class	$215	$662	$1,135	$2,438
R Class	$164	$509	$877	$1,909
R6 Class	$78	$243	$423	$943

The following replaces the first paragraph of the Purchase and Sale of Fund Shares section on page 5 of the prospectus.

As of the close of business on October 30, 2020, the fund is generally closed to new investors other than those who (i) invest directly with American Century (where American Century is listed as the dealer of record); (ii) invest through certain financial intermediaries selected by American Century; or (iii) otherwise qualify for an exemption under American Century’s closed fund policy.
You may purchase or redeem shares of the fund on any business day through our website at americancentury.com, in person (at one of our Investor Centers), by mail (American Century Investments, P.O. Box 419200, Kansas City, MO 64141-6200), by telephone at 1-800-345-2021 (Investor Services Representative) or 1-800-345-3533 (Business, Not-For-Profit and Employer-Sponsored Retirement Plans), or through a financial intermediary. Shares may be purchased and redemption proceeds received by electronic bank transfer, by check or by wire.

The following is added as the first paragraph of the Additional Policies Affecting Your Investment section on page 18 of the prospectus.

Closed Fund Policies
As of the close of business on October 30, 2020, the fund will be generally closed to new investors other than those who invest (i) directly with American Century (where American Century is listed as the dealer of record); (ii) through certain financial intermediaries selected by American Century; or (iii) who meet any of the following criteria:
• financial intermediaries, who trade using omnibus by fund accounts and have received prior approval from the fund, may permit additional investments in the following product types: broker-dealer sponsored fee-based wrap discretionary asset allocation model portfolio products, bank/wealth management discretionary model portfolio products, employer-sponsored retirement plan non-open architecture products, and insurance contracts, provided the fund had been established (or was in the process of being established) as an investment option in the plan or product prior to the fund’s closing.
• participants in employer-sponsored retirement plans. In addition, participants in employer-sponsored retirement plans who hold a position in the fund will be permitted to open an IRA Rollover account.
• certain funds of funds and 529 college savings plans advised by American Century Investments.
• members of the fund’s portfolio management team.
Shareholders who have open accounts may make additional investments and reinvest dividends and capital gains as long as they own shares of the fund.
Financial intermediaries may not allow new investors in the fund or add new investors to existing omnibus accounts, other than as specifically provided above. If you are a current fund shareholder and close an existing fund account, you will not be able to make additional investments in the fund unless you meet one of the specified criteria.
Investors may be required to demonstrate eligibility to purchase shares of the fund before an investment is accepted. The fund reserves the right, when in the judgment of American Century Investments it is not adverse to the fund’s interest, to permit all or only certain types of investors to open new accounts in the fund, to impose further restrictions, or to close the fund to any additional investments, all without notice.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SPL-96389 2008

American Century World Mutual Funds, Inc. Prospectus Supplement International Value Fund
Supplement dated August 1, 2020 ■ Prospectus dated April 1, 2020
The following replaces the Annual Fund Operating Expenses table on page 2 of the prospectus:

Shareholder Fees (fees paid directly from your investment)
	Investor	I	A	C	R	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None	None	None¹	1.00%	None	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	I	A	C	R	R6
Management Fee[2]	1.10%	0.90%	1.10%	1.10%	1.10%	0.75%
Distribution and Service (12b-1) Fees	None	None	0.25%	1.00%	0.50%	None
Other Expenses	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.16%	0.96%	1.41%	2.16%	1.66%	0.81%

[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

[2]	The management fee has been restated to reflect the decrease in the management fee schedule effective August 1, 2020.

The following replaces the Example section on page 2 of the prospectus.
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$118	$369	$639	$1,409
I Class	$98	$306	$532	$1,178
A Class	$711	$996	$1,302	$2,168
C Class	$220	$677	$1,160	$2,489
R Class	$169	$524	$903	$1,964
R6 Class	$83	$259	$450	$1,002

The following replaces the second paragraph of the Principal Investment Strategies section on page 3 of the prospectus:

The managers use quantitative models in a multi-step process to construct the portfolio of stocks for the fund. First, the managers rank stocks from most attractive to least attractive based on each stock’s score from a proprietary expected returns model. In the second step, the expected returns model is imported into an optimization process that balances active return and risk versus the MSCI EAFE Value Index. This index is based on rules that identify companies that are undervalued by the market. Generally, companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because it has been overlooked by the market. Finally, the portfolio managers review the output of the quantitative model, considering factors such as risk management, transaction costs, and liquidity management. The fund’s investment selection process may result in market sectors or industries being over- or underweighted.

The following replaces the second paragraph of the What are the fund’s principal investment strategies? section in the Objectives, Strategies and Risks section on page 6 of the prospectus:

The managers use quantitative models in a multi-step process to construct the portfolio of stocks for the fund. First, the managers rank stocks from most attractive to least attractive based on each stock’s score from a proprietary expected returns model. Securities are then ranked using a quantitative model that combines measures that the advisor believes are predictive of an individual stock’s performance. These measures include, among others, fundamental financial ratios, like free cash flow to firm, and technical indicators, like price momentum.

The following is added as the fourth paragraph of the What are the fund’s principal investment strategies? section in the Objectives, Strategies and Risks section on page 6 of the prospectus:

Finally, the portfolio managers review the output of the quantitative model, considering factors such as risk management, transaction costs, and liquidity management.

The following is added as the tenth paragraph of the What are the fund’s principal investment strategies? section in the Objectives, Strategies and Risks section on page 6 of the prospectus:

In the event of exceptional market or economic conditions, the fund may take temporary defensive positions that are inconsistent with the fund’s principal investment strategies. To the extent the fund assumes a defensive position, it may not achieve its investment objective.

The fourth paragraph under The Investment Advisor section on page 8 of the prospectus is deleted.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SPL-96390 2008

American Century World Mutual Funds, Inc. Prospectus Supplement NT International Value Fund
Supplement dated August 1, 2020 ■ Prospectus dated April 1, 2020

The following replaces the Annual Fund Operating Expenses table on page 2 of the prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	G
Management Fee[1]	1.10%	0.75%
Distribution and Service (12b-1) Fees	None	None
Other Expenses	0.00%	0.00%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.11%	0.76%
Fee Waiver	None	0.75%²
Total Annual Fund Operating Expenses After Fee Waiver	1.11%	0.01%

[1]	The management fee has been restated to reflect the decrease in the management fee schedule effective August 1, 2020.

[2]
The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The following replaces the Example section on page 2 of the prospectus.
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$113	$353	$612	$1,351
G Class	$1	$3	$6	$13

The following replaces the second paragraph of the Principal Investment Strategies section on page 2 of the prospectus:

The managers use quantitative models in a multi-step process to construct the portfolio of stocks for the fund. First, the managers rank stocks from most attractive to least attractive based on each stock’s score from a proprietary expected returns model. In the second step, the expected returns model is imported into an optimization process that balances active return and risk versus the MSCI EAFE Value Index. This index is based on rules that identify companies that are undervalued by the market. Generally, companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because it has been overlooked by the market. Finally, the portfolio managers review the output of the quantitative model, considering factors such as risk management, transaction costs, and liquidity management. The fund’s investment selection process may result in market sectors or industries being over- or underweighted.

The following replaces the second paragraph of the What are the fund’s principal investment strategies? section in the Objectives, Strategies and Risks section on page 6 of the prospectus:

The managers use quantitative models in a multi-step process to construct the portfolio of stocks for the fund. First, the managers rank stocks from most attractive to least attractive based on each stock’s score from a proprietary expected returns model. Securities are then ranked using a quantitative model that combines measures that the advisor believes are predictive of an individual stock’s performance. These measures include, among others, fundamental financial ratios, like free cash flow to firm, and technical indicators, like price momentum.

The following is added as the fourth paragraph of the What are the fund’s principal investment strategies? section in the Objectives, Strategies and Risks section on page 6 of the prospectus:

Finally, the portfolio managers review the output of the quantitative model, considering factors such as risk management, transaction costs, and liquidity management.

The following is added as the tenth paragraph of the What are the fund’s principal investment strategies? section in the Objectives, Strategies and Risks section on page 6 of the prospectus:

In the event of exceptional market or economic conditions, the fund may take temporary defensive positions that are inconsistent with the fund’s principal investment strategies. To the extent the fund assumes a defensive position, it may not achieve its investment objective.

The fourth paragraph under The Investment Advisor section on page 9 of the prospectus is deleted.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SPL-96391 2008

American Century World Mutual Funds, Inc. Prospectus Supplement NT International Small-Mid Cap Fund
Supplement dated August 1, 2020 ■ Prospectus dated April 1, 2020
The following replaces the Annual Fund Operating Expenses table on page 2 of the prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	G
Management Fee	1.47%	1.12%
Distribution and Service (12b-1) Fees	None	None
Other Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.48%	1.13%
Fee Waiver	0.04%¹	1.12%²
Total Annual Fund Operating Expenses After Fee Waiver	1.44%	0.01%
1 The advisor has agreed to waive 0.04 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2021, and cannot terminate it prior to such date without the approval of the Board of Directors.

[2]
The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The following replaces the Example section on page 2 of the prospectus.
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$147	$465	$805	$1,764
G Class	$1	$3	$6	$13

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SPL-96392 2008